INVESTMENTS AND OTHER FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2025
Investments and other financial assets [Abstract]
INVESTMENTS AND OTHER FINANCIAL ASSETS
16. INVESTMENTS AND OTHER FINANCIAL ASSETS

A breakdown of investments and other financial assets is presented below.

	At December 31,
	2025	2024
	(€ thousand)
Investments accounted for using the equity method	76,011	63,438
Other securities and financial assets	20,433	17,384
Total investments and other financial assets	96,444	80,822
Investments accounted for using the equity method

Movements in the carrying amount of investments accounted for using the equity method are presented below.

(€ thousand)
Balance at December 31, 2023	55,200
Proportionate share of net profit for the year ended December 31, 2024	8,245
Proportionate share of remeasurement of defined benefit plans and other movements	(7)
Balance at December 31, 2024	63,438
Proportionate share of net profit for the year ended December 31, 2025	12,572
Proportionate share of remeasurement of defined benefit plans and other movements	1
Balance at December 31, 2025	76,011
Investments accounted for using the equity method mainly relate to the Group’s investment in FFS GmbH, for which the Group holds a 49.9 percent interest, as well as the Group’s investment in FS China Limited, a joint venture formed in China in 2021 to manage certain lifestyle activities in the local market, for which the Group holds a 49.0 percent interest.

Summarized financial information relating to FFS GmbH at and for the years ended December 31, 2025 and 2024 is presented below.

	At December 31,
	2025	2024
	(€ thousand)
Assets
Non-current assets	4,795	4,825
Receivables from financing activities	1,246,366	1,371,071
Other current assets	11,274	8,766
Cash and cash equivalents	22,989	28,571
Total assets	1,285,424	1,413,233

Equity and liabilities
Equity	150,318	125,040
Debt	991,075	1,126,177
Other liabilities	144,031	162,016
Total equity and liabilities	1,285,424	1,413,233

	For the year ended December 31,
	2025	2024	2023
	(€ thousand)
Net revenues	95,936	88,597	66,446
Cost of sales	51,840	52,415	37,198
Selling, general and administrative costs	9,590	9,966	9,314
Other expenses, net	3,239	2,826	1,574
Profit before taxes	31,267	23,390	18,360
Income tax expense	5,978	6,472	5,147
Net profit	25,289	16,918	13,213
Other securities and financial assets
Other securities and financial assets primarily include the Group’s holdings of Series C Formula One Group Common Stock of Liberty Media Corporation, the group responsible for the promotion of the Formula 1 World Championship, which are measured at fair value and amounted to €16,743 thousand at December 31, 2025 (€15,816 thousand at December 31, 2024) (the “Liberty Media Shares”).